PROVISION FOR EMPLOYEE BENEFITS - Short term provisions (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short term provision for employee benefits
Employee benefit obligations	₺ 289,410	₺ 257,159	₺ 191,443
Personnel bonus
Short term provision for employee benefits
Employee benefit obligations	201,552	197,697	143,532
Unused vacation
Short term provision for employee benefits
Employee benefit obligations	₺ 87,858	₺ 59,462	₺ 47,911